POST-EMPLOYMENT BENEFITS - Summary of Future Planned Benefit Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 959
Defined benefit pension plan | 2019
Disclosure of defined benefit plans [line items]
Future planned benefit payments	79
Defined benefit pension plan | 2020
Disclosure of defined benefit plans [line items]
Future planned benefit payments	83
Defined benefit pension plan | 2021
Disclosure of defined benefit plans [line items]
Future planned benefit payments	90
Defined benefit pension plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	92
Defined benefit pension plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	95
Defined benefit pension plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	520
Post-retirement plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	47
Post-retirement plan | 2019
Disclosure of defined benefit plans [line items]
Future planned benefit payments	5
Post-retirement plan | 2020
Disclosure of defined benefit plans [line items]
Future planned benefit payments	5
Post-retirement plan | 2021
Disclosure of defined benefit plans [line items]
Future planned benefit payments	5
Post-retirement plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	5
Post-retirement plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	5
Post-retirement plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 22